Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of basic and diluted net loss per share

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss	(221,375)	(1,202,997)	(239,588)
Net loss(income) attributable to noncontrolling interests	1,087	31,832	(4,450)
Numerator for basic and diluted net loss per share calculation	(220,288)	(1,171,165)	(244,038)
Denominator:
Weighted average number of ordinary shares	1,993,326,758	2,022,446,988	2,078,624,721
Denominator for basic and diluted net loss per share calculation	1,993,326,758	2,022,446,988	2,078,624,721
Net loss per ordinary share
—Basic and diluted	(0.11)	(0.58)	(0.12)

Schedule of anti-dilutive securities

	As of December 31,
	2020	2021	2022
Share options to employees	93,464,488	130,156,288	74,131,026
Total	93,464,488	130,156,288	74,131,026